Related Party Transactions and Balances (Tables)	6 Months Ended
May 31, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Related Party Transactions and Balances

Fund advance to director and related parties:

		As of
	Relationship with the Group	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, and shareholder of the Company	21,264,851	13,772,246	1,757,426
Total		21,264,851	13,772,246	1,757,426